Current Assets - Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Current Assets - Inventories [Abstract]
Schedule of Current Assets Inventories
	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Finished goods - at cost	382,906	425,149
Raw materials- at cost	540,598	531,178
Accrual for slow inventory	(30,622)	(21,548)
	892,882	934,779